Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous equity [abstract]
Summary of issued share capital per class A and B
(a)Movement in ordinary shares of PHCL
Authorized and issued share capital

		2023		2022
	Note	No. of shares		No. of shares
Authorized ordinary shares of $1 each	(ii)	50,000	$50,000	50,000	$50,000
Ordinary shares, issued and fully paid:
Balance at January 1		1	$1	14,932,033	$1,493
Shares issued upon conversion of exchange loan notes	(iii)	—	—	1	1
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization	(v)	—	—	(14,932,033)	(1,493)
Balance at December 31	(iv)	1	$1	1	$1
Total share capital			$1		$1
Notes:
(i)The Ordinary Shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of PHCL. All ordinary shares rank equally with regard to the Group’s residual assets.
(ii)As specified in the written plan of merger approved by special resolution of the shareholders of PHCL at an extraordinary general meeting of the shareholders of PHCL on May 6, 2022, the authorized share capital of PHCL had been redesignated to $50,000 divided into 50,000 ordinary shares of a par value of $1 each.
(iii)On May 18, 2022, 1 ordinary share valued at $1 was issued upon the closing of the Acquisition Merger.
(iv)At December 31, 2022, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.
(v)On May 18, 2022, the ordinary shares of PHCL were canceled in exchange for the right to receive Class A or Class B ordinary shares of the Company equal to the exchange ratio of 2.03 for each ordinary share of PHCL.
Movement in ordinary shares of the Company
Authorized and issued share capital

		2023		2022
	Note	No. of shares		No. of shares
Authorized Class A ordinary shares of $0.0015 each	(i)	30,000,001	$45,000	30,000,001	$45,000
Authorized Class B ordinary shares of $0.0015 each	(i)	3,333,333	5,000	3,333,333	5,000
		33,333,334	$50,000	33,333,334	$50,000
Class A ordinary shares, issued and fully paid:
As of the beginning of the year		8,484,616	$12,727	—	$—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		—	—	6,751,061	10,127
Cancellation and retirement of repurchased shares		(112,317)	(168)	—	—
Share issued for vesting of restricted share units		513,345	770	523,519	785
Share issued upon conversion of exchange loan notes		52,620	79	52,619	79
Share issued for the investment in Insighta		1,481,481	2,222	—	—
Share issued for the ACT Acquisition		168,709	253	1,157,417	1,736
Adjustment for reverse stock split	(iv)	35,754	54	—	—
At the end of the year	(ii)	10,624,208	$15,937	8,484,616	$12,727
Class B ordinary shares, issued and fully paid:
As of the beginning of the year		647,591	$971	—	$—
Share issued for vesting of restricted share units		933,380	1,400	—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		—	—	647,591	971
Adjustment for reverse stock split	(iv)	1	—	—	—
Balance at December 31	(iii)	1,580,972	$2,371	647,591	$971
Total share capital			$18,308		$13,698
Notes:
(i)The authorized share capital of the Company is $50,000 divided into 33,333,334 shares with a par value of $0.0001 each (equivalent to $0.0015 each after reverse stock split), of which (i) 30,000,001 shares shall be designated as Class A Ordinary Shares; (ii) 3,333,333 shares shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.
(ii)Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iii)Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iv)In November 2023, the Company approved a reverse stock split of issued and unissued ordinary shares at a ratio of 1-for-15. (see note 2)